Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Other Financing Arrangements Disclosure [Abstract]
Schedule of Debt [Table Text Block]
(In millions except per share amounts)	2011	2010

Commercial Paper	$900.0	$—
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share	—	329.3
2.15% Senior Notes, Due 2012 (effective interest rate 0.93%)	350.0	350.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.11%)	300.0	—
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.14%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	—
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	—
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	—
Other	35.0	24.3

Total Borrowings at Par Value	6,985.0	2,103.6
Fair Value Hedge Accounting Adjustments	55.0	37.3
Unamortized Discount	(12.0)	(3.8)

Total Borrowings at Carrying Value	7,028.0	2,137.1
Less: Short-term Obligations and Current Maturities	1,272.8	105.8

Long-term Obligations	$5,755.2	$2,031.3

       The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount and, if applicable, adjustments related to hedging, as discussed below.

Schedule of Maturities of Long-term Debt [Table Text Block]	The annual repayment requirements for debt obligations are as follows:
(In millions)

2012	$1,268.7
2013	3.0
2014	702.8
2015	709.1
2016	1,900.5
2017 and thereafter	2,400.9

$6,985.0